Intangible Assets (Details)			12 Months Ended
	Feb. 29, 2024 USD ($)	Mar. 09, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 29, 2024 EUR (€)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 EUR (€)	Mar. 09, 2023 EUR (€)
Intangible Assets [Abstract]
Amortization expense			$ 768,000	$ 730,000	$ 570,000
Estimated annual amortization expense for each of the next five years			$ 768,000
Weighted average remaining amortization			5 years 11 months 1 day	6 years 11 months 1 day
Share capital issued and outstanding		$ 2,400,000							€ 2,000,000
Outstanding liability				$ 332,000
Acquisition amortized		$ 1,991,000
Acquisition amortized period		10 years
Consulting agreement amount		$ 3,000					$ 4,500	€ 3,500	€ 2,500
Agreed to increase adjustment amount payments (in Euro) | €						€ 100,000
Amount payments	$ 128,000
Paid to seller outstanding liability			$ 330,000